Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
1.	Basis of Presentation

The accompanying Condensed Consolidated Financial Statements represent Essendant Inc. (“ESND”) with its wholly owned subsidiary Essendant Co. (“ECO”), and ECO’s subsidiaries (collectively, “Essendant” or the “Company”). The Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States and include the accounts of ESND and its subsidiaries. All intercompany transactions and balances have been eliminated. The Company operates in a single reportable segment as a leading national distributor of workplace items.

The accompanying Condensed Consolidated Financial Statements are unaudited. The Condensed Consolidated Balance Sheet as of December 31, 2017, was derived from the December 31, 2017 audited financial statements. The Condensed Consolidated Financial Statements have been prepared in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements, prepared in accordance with accounting principles generally accepted in the United States, have been condensed or omitted pursuant to such rules and regulations. Accordingly, the reader of this Quarterly Report on Form 10-Q should refer to the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 (the “2017 Form 10-K”) for further information.

In the opinion of management, the accompanying unaudited Condensed Consolidated Financial Statements reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial position of Essendant at March 31, 2018 and the results of operations for the three months ended March 31, 2018 and 2017, and cash flows for the three months ended March 31, 2018 and 2017. The results of operations for the three months ended March 31, 2018 should not necessarily be taken as indicative of the results of operations that may be expected for the entire year.

Pending Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), that requires lessees to recognize right-of-use assets and lease liabilities for all leases other than those that meet the definition of short-term leases. For short-term leases, lessees may elect an accounting policy by class of underlying asset under which these assets and liabilities are not recognized and lease payments are generally recognized over the lease term on a straight-line basis. This standard will be effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period, and early application is permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements and disclosures, but expects the impact to the Company’s consolidated balance sheet to be significant. The Company is in the process of analyzing existing leases and processes to support additional disclosures under the standard.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This update provides guidance concerning the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities in its financial statements and expands the ability to apply hedge accounting to financial and nonfinancial risk components. Additionally, the standard eliminates the need to separately measure and report hedge ineffectiveness and generally requires the entire change in fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The amendments in the standard are effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period with early adoption permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement — Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The standard addresses the “stranded” tax effects resulting from the 2017 Tax Act in accumulated other comprehensive income. The effect of changes in tax laws or rates included in income from continuing operations are unaffected. The standard is effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period with early adoption permitted. Disclosures are required in the period of adoption. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. This standard replaces the incurred loss methodology previously employed to measure credit losses for most financial assets and requires the use of a forward-looking expected loss model. Current accounting delays the recognition of credit losses until it is probable a loss has been incurred, while the update will require financial assets to be measured at amortized costs less a reserve and equal to the net amount expected to be collected. This standard will be effective for annual periods beginning after December 15, 2019, including interim periods within that reporting period, and early application is permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements

Inventory

Approximately 98.2% and 98.0% of total inventory as of March 31, 2018 and December 31, 2017, respectively, has been valued under the Last-In-First-Out (“LIFO”) method. An actual valuation of inventory under the LIFO method can be made only at the end of each fiscal year based on the inventory levels and costs at that time. Interim LIFO calculations are based on management’s estimates of expected year-end inventory levels and costs, and are subject to the final year-end LIFO inventory valuation. Inventory valued under the LIFO accounting method is recorded at the lower of cost or market. If the Company had valued its entire inventory under the lower of First-In-First-Out (“FIFO”) cost or market, inventory values would have been $167.3 million and $159.3 million higher than reported as of March 31, 2018, and December 31, 2017, respectively.

For the three months ended March 31, 2018, LIFO liquidations resulted in LIFO income of $2.5 million, which was more than offset by LIFO expense of $10.5 million related to current inflation, for an overall net increase in cost of sales of $8.0 million. LIFO liquidations occur when there are decrements of LIFO inventory quantities carried at lower costs in prior years as compared with the cost of current year purchases.

1.  Basis of Presentation

The accompanying Consolidated Financial Statements represent Essendant Inc. (“ESND”) with its wholly owned subsidiary Essendant Co. (“ECO”), and ECO’s subsidiaries (collectively, “Essendant” or the “Company”). The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States and include the accounts of ESND and its subsidiaries. The Company operates in a single reportable segment as a leading national distributor of workplace items, with net sales of approximately $5.0 billion for the year ended December 31, 2017. The Company provides access to approximately 170,000 items. These items include a broad spectrum of janitorial, foodservice and breakroom supplies, technology products, traditional office products, industrial supplies, cut sheet paper products, automotive products and office furniture. The Company sells its products through a distribution network of 70 distribution centers to its approximately 29,000 reseller customers, who in turn sell directly to end-consumers. The Company’s customers include resellers in the independent reseller channel, including: office and workplace dealers, facilities and maintenance resellers, technology, military, automotive aftermarket, healthcare, other vertical suppliers and industrial resellers; the national reseller channel; and the e-commerce channel.